Nature of Operations	12 Months Ended
Dec. 31, 2014
Nature of Operations
Nature of Operations

1.Nature of Operations

Union Security Life Insurance Company of New York (the “Company”) is a provider of life and health insurance products including group disability insurance, group dental insurance, group vision insurance, group life insurance and credit insurance. The Company is a wholly-owned subsidiary of Assurant, Inc. (the “Parent”).  The Parent’s common stock is traded on the New York Stock Exchange under the symbol AIZ.

The Company is domiciled in New York and is qualified to sell life, health and annuity insurance in the state of New York.